Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2023
Entity File Number	001-11356
Entity Registrant Name	Radian Group Inc.
Entity Central Index Key	0000890926
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	550 East Swedesford Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	215
Local Phone Number	231-1000
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false